NON-CONTROLLING INTERESTS - Summary of Certain Financial Information of Operating Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenues	$ 5,876	$ 5,038	$ 4,711
Net income (loss)	(9)	616	138
Total comprehensive income (loss)	3,348	2,036	2,628
Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Net income (loss)	353	619	334
Net income (loss) allocated to non-controlling interests	353	619	334
Total
Disclosure of subsidiaries [line items]
Revenues	5,183	4,283	4,038
Net income (loss)	532	913	514
Total comprehensive income (loss)	3,961	2,528	2,615
Net income (loss) allocated to non-controlling interests	353	619	334
Brookfield Americas Infrastructure Fund
Disclosure of subsidiaries [line items]
Revenues	8	56	120
Net income (loss)	30	34	25
Total comprehensive income (loss)	32	(19)	(106)
Net income (loss) allocated to non-controlling interests	$ 22	$ 27	$ 19
Brookfield Americas Infrastructure Fund | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	78.00%
Brookfield Americas Infrastructure Fund | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Brookfield Americas Infrastructure Fund | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties		78.00%	78.00%
Brookfield Infrastructure Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 317	$ 339	$ 324
Net income (loss)	(16)	118	(66)
Total comprehensive income (loss)	(620)	(70)	732
Net income (loss) allocated to non-controlling interests	$ (9)	$ 64	$ (31)
Brookfield Infrastructure Fund II | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%	43.00%	43.00%
Brookfield Infrastructure Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	43.00%
Brookfield Infrastructure Fund II | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%	60.00%	60.00%
Brookfield Infrastructure Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	60.00%
Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Revenues	$ 176	$ 192	$ 213
Net income (loss)	5	79	44
Total comprehensive income (loss)	(80)	306	183
Net income (loss) allocated to non-controlling interests	$ 4	$ 56	$ 31
Brookfield Infrastructure Fund III | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%	69.00%	23.00%
Brookfield Infrastructure Fund III | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	69.00%
Brookfield Infrastructure Fund III | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%	71.00%	71.00%
Brookfield Infrastructure Fund III | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%
Brookfield Infrastructure Fund IV
Disclosure of subsidiaries [line items]
Interests held by third parties		75.00%	75.00%
Revenues	$ 585	$ 533	$ 451
Net income (loss)	44	46	14
Total comprehensive income (loss)	(119)	362	586
Net income (loss) allocated to non-controlling interests	$ 33	43	16
Brookfield Infrastructure Fund IV | Bottom of range
Disclosure of subsidiaries [line items]
Interests held by third parties	38.00%
Brookfield Infrastructure Fund IV | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	38.00%
Brookfield Infrastructure Fund IV | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund IV | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	75.00%
Brookfield Infrastructure Fund V
Disclosure of subsidiaries [line items]
Revenues	$ 188	45	0
Net income (loss)	85	411	0
Total comprehensive income (loss)	1,650	411	0
Net income (loss) allocated to non-controlling interests	$ 63	$ 291	0
Brookfield Infrastructure Fund V | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	72.00%	71.00%
Brookfield Global Transition Fund I
Disclosure of subsidiaries [line items]
Revenues	$ 180	$ 145	54
Net income (loss)	(85)	26	(66)
Total comprehensive income (loss)	406	409	(51)
Net income (loss) allocated to non-controlling interests	$ 22	$ 20	$ (50)
Brookfield Global Transition Fund I | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%	77.00%	77.00%
Brookfield Global Transition Fund I | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%	80.00%	80.00%
Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Revenues	$ 9	$ 0	$ 0
Net income (loss)	(11)	(1)	0
Total comprehensive income (loss)	(9)	(1)	0
Net income (loss) allocated to non-controlling interests	$ (8)	$ 0	0
Brookfield Global Transition Fund II | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	57.00%	50.00%
Brookfield Global Transition Fund II | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	80.00%	51.00%
Neoen
Disclosure of subsidiaries [line items]
Revenues	$ 0	$ 0	0
Net income (loss)	(17)	0	0
Total comprehensive income (loss)	(39)	0	0
Net income (loss) allocated to non-controlling interests	$ (10)	$ 0	$ 0
Neoen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	93.00%
Canadian Hydroelectric Portfolio
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%	50.00%	50.00%
Revenues	$ 123	$ 130	$ 116
Net income (loss)	30	31	40
Total comprehensive income (loss)	(59)	28	403
Net income (loss) allocated to non-controlling interests	$ 16	$ 16	$ 20
Canadian Hydroelectric Portfolio | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	50.00%
The Catalyst Group
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%	25.00%	25.00%
Revenues	$ 129	$ 102	$ 131
Net income (loss)	49	27	44
Total comprehensive income (loss)	37	40	(32)
Net income (loss) allocated to non-controlling interests	$ 12	7	11
The Catalyst Group | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	25.00%
Isagen
Disclosure of subsidiaries [line items]
Interests held by third parties	77.40%
Revenues	$ 1,489	1,285	1,135
Net income (loss)	191	186	340
Total comprehensive income (loss)	1,712	1,331	467
Net income (loss) allocated to non-controlling interests	$ 148	144	257
Isagen | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	23.00%
Isagen | Isagen Institutional Investors
Disclosure of subsidiaries [line items]
Interests held by third parties	52.60%
Isagen | Other Non-Controlling Interests
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Isagen | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	1.50%
Isagen | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	77.00%
TerraForm Power
Disclosure of subsidiaries [line items]
Interests held by third parties	41.70%
Revenues	$ 1,199	1,213	1,324
Net income (loss)	131	(27)	94
Total comprehensive income (loss)	48	(93)	301
Net income (loss) allocated to non-controlling interests	$ 45	(43)	31
TerraForm Power | Brookfield Infrastructure Fund III
Disclosure of subsidiaries [line items]
Interests held by third parties	34.90%
TerraForm Power | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	6.80%
TerraForm Power | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	42.00%
Onpath
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Revenues	$ 97	13	0
Net income (loss)	10	2	0
Total comprehensive income (loss)	31	(4)	0
Net income (loss) allocated to non-controlling interests	$ 5	1	0
Onpath | Brookfield Global Transition Fund II
Disclosure of subsidiaries [line items]
Interests held by third parties	62.60%
Onpath | Brookfield Global Infrastructure Income Fund
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Onpath | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	3.00%
Onpath | Top of range
Disclosure of subsidiaries [line items]
Interests held by third parties	65.60%
Other
Disclosure of subsidiaries [line items]
Revenues	$ 683	230	170
Net income (loss)	86	(19)	45
Total comprehensive income (loss)	971	(172)	132
Net income (loss) allocated to non-controlling interests	$ 10	$ (7)	$ 30
Other | Bottom of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	0.30%
Other | Top of range | Participating non-controlling interests – in operating subsidiaries
Disclosure of subsidiaries [line items]
Interests held by third parties	71.00%